Equity	6 Months Ended
Jun. 30, 2022
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	Equity
Translation reserve
The translation reserve comprises all foreign exchange differences arising from the translation of the financial statements of foreign operations.
Hedging reserve

	June 30, 2022
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognized in OCI
Interest rate swaps
USD 173.6 million facility - Cap Quebec and Cap Pembroke	60,164	241	—	3,208
USD 173.6 million facility - Cap Corpus Christi and Cap Port Arthur	63,490	4,166	—	2,807
USD 713.0 million facility	230,444	14,611	—	9,593
USD 73.45 million facility	73,450	3,297		3,285
Forward cap contracts
Cap options	200,000	—	—	304
The Group, through two of its JV companies in connection to the USD 220.0 million facility raised in March 2018, entered on June 29, 2018 in several Interest Rate Swaps (IRSs) for a combined notional value of USD 208.8 million (Euronav’s share amounts to 50%). These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. On June 28, 2022 these hedges have been unwound and have been recognized in profit and loss.
The Group, in connection with the long term charter parties with Valero for two Suezmaxes (Cap Quebec and Cap Pembroke), entered on March 28, 2018 and April 20, 2018, in two IRSs for a combined notional value of USD 86.8 million. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have the same duration as the long term charter parties matching the repayment profile of the underlying USD 173.6 million facility and mature on March 28, 2025. The notional value of these instruments at June 30, 2022 amounted to USD 60.2 million. The fair value of these instruments at June 30, 2022 amounted to USD 0.2 million (see Note 20) and USD 3.2 million has been recognized in OCI in the first six months of 2022.
The Group entered on December 7, 2018 into two forward cap contracts (CAPs) with a strike at 3.25% starting on October 1, 2020, to hedge against future increase of interest rates with a notional value of USD 200.0 million and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These CAPs have a maturity date at October 3, 2022. The notional value of these instruments at June 30, 2022 amounted to USD 200.0 million. The fair value of these instruments at June 30, 2022 amounted zero (see Note 22) and USD 0.3 million has been recognized in OCI in the first six months of 2022.
As part of the fuel hedging program, the Group entered during 2022 and 2021 into several commodity swaps and futures in connection with its low sulfur fuel oil project for a combined notional value of USD 54.8 million and USD 140.1 million respectively. These swaps are used to hedge a potential increase in the index underlying the price of low sulfur fuel between the purchase date and the delivery date of the product, i.e. when title to the low sulfur fuel is actually transferred. These instruments do not qualify as hedging instruments in a cash flow hedge relationship under IFRS9. The changes in fair value are directly recognized in profit or loss.
The Group, in connection with the long term charter parties with Valero for two Suezmaxes (Cap Corpus Christi and Cap Port Arthur), entered on October 26, 2020 in two IRSs for a combined notional value of USD 70.1 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have the same duration as the long term charter parties matching the repayment profile of the underlying USD 173.6 million facility and mature on September 28, 2025. The notional value of these instruments at June 30, 2022 amounted to USD 63.5 million. The fair value of these instruments at June 30, 2022 amounted to USD 4.1 million (see Note 20) and USD 2.8 million has been recognized in OCI in the first six months of 2022.
The Group entered in the second half of 2020 in six Interest Rate Swaps (IRSs) for a combined notional value of USD 237.2 million with effective date in 2021. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate in connection with the new USD 713.0 million sustainability linked loan and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments have been measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs mature on March 11, 2025. The notional value of these instruments at June 30, 2022 amounted to USD 230.4 million. The fair value of these instruments at June 30, 2022 amounted to USD 14.6 million (see Note 20) and USD 9.6 million has been recognized in OCI in the first six months of 2022.
The group entered on January 26, 2022 into an interest rate swap agreement, in relation to the USD 73.45 million term loan which had been concluded for the acquisition of the Suezmaxes Cedar and Cypress for a notional value of USD 73.45 million. This IRS is used to hedge the risk related to the fluctuation of the Libor rate and qualifies as hedging instrument in a cash flow hedge relationship under IFRS 9. This instrument has been measured at fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. This IRS is matching the repayment profile of the underlying USD 73.45 million facility and matures on January 20, 2027. The notional value of these instruments at June 30, 2022 amounted to USD 73.45 million. The fair value of these instruments at June 30, 2022 amounted to USD 3.3 million (see Note 20) and USD 3.3 million has been recognized in OCI in the first six months of 2022.
Treasury shares
As of June 30, 2022 Euronav owned 18,241,181 of its own shares, compared to 18,346,732 of shares owned on December 31, 2021. In the six months period ended June 30, 2022 Euronav transferred 105,551 shares to members of the Management Board in accordance with the Long Term Incentive Plan 2019.
Distributions
On May 19, 2022, the Annual Shareholders' meeting approved a full year dividend for 2021 of USD 0.09 per share and a distribution of USD 0.03 per share via the issue premium reserve. Taking into account the interim dividends paid based on the Group’s policy to target a return of 80% of the net income to shareholders, no closing dividend was paid for 2021.
Following the decision of the shareholders meeting of November 2021 to make the issue premium reserve account available for distribution, the fixed distribution of USD 3 cents related to Q4 2021 and for Q1 2022 was paid via a repayment from that issue premium reserve. The distributions to shareholders in the amount of USD 0.06 was payable as from June 8, 2022. The distribution to shareholders was paid in EUR at the USD/EUR exchange rate of the record date.
The total amount of dividends paid in the first six months of 2022 was USD 12.1 million.
Long term incentive plan 2015
The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2015 a long term incentive plan ('LTIP') for key management personnel. Under the terms of this LTIP, the beneficiaries will obtain 40% of their respective LTIP in the form of Euronav stock options, with vesting over three years and 60% in the form of restricted stock units ('RSU's'), with cliff vesting on the third anniversary. In total 236,590 options and 65,433 RSU's were granted on February 12, 2015. Vested stock options may be exercised until 13 years after the grant date. The stock options have an exercise price of EUR 10.0475 and are equity-settled. All the RSU's were exercised in the first quarter of 2018. As of June 30, 2022, all the stock options remained outstanding. The fair value of the stock options was measured using the Black Scholes formula. The total employee benefit expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2022 with respect to the LTIP 2015 was zero.
Long term incentive plan 2018
The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2018 an additional long term incentive plan for key management personnel. Under the terms of this LTIP, key management personnel is eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company on the settlement date. The phantom stock units will mature one-third each year on the second, third and fourth anniversary of the award. In total a number of 154,432 phantom stock units were granted on February 16, 2018 and one-third was vested on the second anniversary, one-third on the third anniversary and one-third on the fourth anniversary. Following the resignation of our former CEO Paddy Rodgers, his phantoms stocks were waived. As of June 30, 2022, no phantom stocks were outstanding. The LTIP 2018 qualifies as a cash-settled share-based payment transaction. The Company recognizes a liability in respect of its obligations under the LTIP 2018, measured based on the Company’s share price at the reporting date, and taking into account the extent to which the services have been rendered to date. The compensation income recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2022 was USD (0.6) million.
Transaction Based Incentive Plan 2019
The Group's Board of Directors (as of February 2020 Supervisory Board) has implemented in 2019 a transaction based incentive plan for key management personnel. Under the terms of this TBIP, key management personnel is eligible to receive phantom stock unit grants. Each phantom stock unit grants the holder a conditional right to receive an amount of cash equal to the fair market value of one share of the company multiplied by the number of phantom stock units that have vested prior to the settlement date. The vesting and settlement of the TBIP is spread over a timeframe of 5 years. The phantom stock awarded matures in four tranches: the first tranche of 12% vesting when Euronav's share price reaches USD 12, the second tranche of 19% vesting when the share price reaches USD 14, the third tranche of 25% vesting when the share price reaches USD 16 and the fourth tranche of 44% vesting when the share price reaches USD 18. In total a number of 1,200,000 phantom stock units were granted on January 31, 2019 and the first tranche of 12% was vested in the first quarter of 2020. Following the resignation of our former CEO Paddy Rodgers, his phantom stocks were waived.
As of June 30, 2022, 704,000 phantom stocks were outstanding. The TBIP 2019 qualifies as a cash-settled share-based payment transaction as the Company receives services from the participants and incur an obligation to settle the transaction in cash. The Company recognizes a liability at fair value in respect of its obligations under the TBIP 2019. The fair value of the plan is being determined using a binominal model with cost being spread of the expected vesting period over the various tranches. The compensation expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2022 was USD 3.4 million.
Long term incentive plan 2019
The Group's Board of Directors (as of February 2020 Supervisory Board) implemented in 2019 an additional long-term incentive plan ('LTIP') for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav restricted stock units (‘RSU’s’). The RSU’s vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2019) and will be settled in shares. In total 152,346 RSU's were granted on April 1, 2019. As of June 30, 2022, 105,626 RSU's were vested which have been transferred to the beneficiaries out of treasury shares. The compensation income recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2022 was USD (0.6) million.
Long term incentive plan 2020
The Group’s Supervisory Board implemented in 2020 an additional long term incentive plan (‘LTIP’) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav restricted stock units (‘RSU’s’). The RSU’s vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2020) and will be settled in shares. In total 144,392 RSU’s were granted on April 1, 2020. As of June 30, 2022, 76,166 RSU's were vested however vested RSU’s will not be delivered in shares until the first business day after April 1, 2023. The compensation expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2022 was USD 0.4 million.
Long term incentive plan 2021
The Group’s Supervisory Board implemented in 2021 an additional long term incentive plan (‘LTIP’) for key management personnel. Under the terms of this LTIP, key management personnel will obtain 100% of their respective LTIP in the form of Euronav restricted stock units (‘RSU’s’). The RSU’s vest over three years in three equal annual installments at the three anniversary dates from the reference date (April 1, 2021) and will be settled in shares. In total 193,387 RSU’s were granted on April 1, 2021. As of June 30, 2022, 64,462 RSU's were vested however vested RSU’s will not be delivered in shares until the first business day after April 1, 2024. The compensation expense recognized in the consolidated statement of profit or loss in the six month period ended June 30, 2022 was USD 0.7 million.